Supplemental Financial Information (Supplemental Financial Information) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 01, 2018
Supplemental Financial Information [Line Items]
Unbilled revenue	$ 15.2		$ 15.2		$ 16.8	$ 18.0
Amounts due from partners in jointly-owned plants	3.2		3.2		0.0	5.0
Customer receivables	50.0		50.0		53.3	44.2
Due from PJM transmission settlement	2.4		2.4		16.5	0.0		$ 41.6
Amounts due from affiliates					2.3	0.6
Other	1.3		1.3		2.4	4.1
Provision for uncollectible accounts	(0.4)		(0.4)		(0.9)	(1.1)
Total accounts receivable, net	71.7		71.7		90.4	70.8
Plant materials and supplies	9.8		9.8		7.1	6.9
Other	0.0		0.0		0.6	0.4
Total inventories, at average cost	9.8		9.8		7.7	7.3
Gain (Loss) on Disposition of Business	$ 0.0	$ 0.0	$ 0.0	$ 12.4	12.4	0.0	$ 0.0
Gain (Loss) on Sale of Assets and Asset Impairment Charges					$ 0.2	$ 15.7	$ (0.1)